CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash at bank	$ 60,790	$ 5,377
Available-for-sale investment	0	342,706
Accounts receivable, net of allowance of $nil	329,891	363,491
Inventories	224,879	246,881
Due from related companies	772,661	720,150
Prepaid expenses and other current assets	141,017	187,770
Total current assets	1,529,238	1,866,375
Other assets
Deposit for acquisition	446,192	0
Right-of-use assets	294,188	0
Property, plant and equipment, net	9,839	9,343
Total other assets	750,219	9,343
Total assets	2,279,457	1,875,718
Current liabilities
Short term loans	460,030	206,070
Accrued expenses and other payables	66,673	150,181
Due to a director	0	41,673
Value added and other taxes payable	8,901	10,414
Lease liabilities, current	93,077	0
Income tax payable	0	15,309
Total current liabilities	628,681	423,647
Lease liabilities, noncurrent	170,966	0
Total liabilities	799,647	423,647
Stockholders' equity
Ordinary shares, 500,000,000 shares authorized at par value of $0.0001 each , 171,450,000 and 161,500,000 shares issued and outstanding as of March 31, 2020 and 2019, respectively*	17,145	16,150
Additional paid-in capital	1,563,472	1,435,200
Accumulated losses	(214,247)	(126,948)
Accumulated other comprehensive income	113,440	127,669
Total stockholders' equity	1,479,810	1,452,071
Total liabilities and stockholders' equity	$ 2,279,457	$ 1,875,718